Significant Accounting Policies (Schedule of Subscription and Professional Services Revenue by Geographic Region) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenue	$ 68,799	$ 50,041	$ 71,348	$ 50,799	$ 40,958
Americas [Member]
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenue			63,897	45,328	37,569
Europe [Member]
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenue			6,167	4,262	2,777
Asia Pacific [Member]
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenue			$ 1,284	$ 1,209	$ 612